Acquisitions, Solace Technologies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Acquired [Abstract]
Goodwill		$ 159,621	$ 154,282	$ 145,939
Solace [Member]
Acquisitions [Abstract]
Cash paid for acquisition	$ 7,700
Earn-out fair value	1,100
Holdback for acquisition	$ 500
Holdback period		18 months
Shares to be issued upon achievement of milestones (in shares)	44,295
Purchase Price [Abstract]
Total consideration transferred	$ 9,405
Adjustments to Consideration Transferred [Abstract]
Cash acquired	(45)
Working capital	(235)
Adjusted consideration transferred	9,125
Assets Acquired [Abstract]
Working capital (primarily AR and inventory)	1,132
Fixed assets and other long term assets	414
Intangible assets	1,352
Other liabilities	(209)
Net assets acquired	2,689
Goodwill	$ 6,436
Goodwill deductible for tax purposes		$ 6,400
Solace [Member] | Performance-Based Restricted Stock Units [Member]
Acquisitions [Abstract]
Performance based restricted stock units issued (in shares)	88,582
Fair value of performance based restricted stock units issued	$ 4,620